NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations - Forafric Global PLC and Subsidiaries (the “Company”, “we”, “us” or “our”), formerly known as Forafric Agro Holdings Limited, through its subsidiaries is a market leader in the milling industry in Morocco, with a complete offering of flours and semolina, secondary processing products including pasta and couscous, rice, and starches (“Milling Business”).

During 2021, the Company owned common stock representing 100% ownership in Millcorp Geneva SA (“Millcorp”). Millcorp is a trading company that trades grains and oils for use as animal feed (“Grain Trading Business”). On June 1, 2021 (“Separation Date”), the Company distributed its 100% ownership in Millcorp to the Parent Company which resulted in the spin-off of its Grain Trading business (“Restructuring”). The Company did not receive any consideration from the Parent Company for distributing the 100% ownership in Millcorp. The assets, liabilities, and results of operations of Millcorp have been excluded from these consolidated financial statements.

Based on an evaluation of the guidance under Staff Accounting Bulletin (“SAB”) Topic 5.Z.7, Accounting for the spin-off of a subsidiary, it was determined that the Restructuring should be reflected as a change in reporting entity. As such, the accompanying consolidated financial statements of the Company retroactively reflect the Restructuring, including all distributions and transactions in conjunction therewith, and exclude Millcorp for all periods presented. These consolidated financial statements are the consolidated financial statements of the Company and its subsidiaries, each of which is controlled, and is based on the financial position and results of operations of the Company as a standalone company. Intercompany balances and transactions between consolidated entities have been eliminated. Refer to Note 22 — Related Parties for further information regarding the Company’s related party transactions.

On June 9, 2022 (the “Closing Date”), Forafric Agro Holdings Limited (“FAHL”), consummated the previously announced business combination and related transactions pursuant to a securities purchase agreement, dated December 19, 2021 (“Business Combination Agreement”) which provides for the Business Combination (as defined below) between FAHL and Globis Acquisition Corp., a Delaware corporation (“Globis”).

Description of the Business Combination - In accordance with the Business Combination Agreement, the consummation of the following series of separate transactions took place (collectively, the “Business Combination”): (i) Globis formed a new holding company, Globis NV Merger Corp., a Nevada corporation (“Globis Nevada”), which changed its jurisdiction of incorporation by transferring by way of a redomiciliation and domesticating as a Gibraltar private limited company known as “Forafric Global Limited” (the “Redomiciliation”) and, following the Redomiciliation, altered its authorized and issued share capital and thereafter re-registering as a Gibraltar public company limited by shares and changed its name to “Forafric Global PLC” (referred to herein as “New Forafric”); (ii) New Forafric formed a new wholly-owned subsidiary, Globis NV Merger 2 Corp., a Nevada corporation (“Merger Sub”); (iii) Globis merged with and into Merger Sub, with Merger Sub surviving (the “Merger”); (iv) an agent was appointed to act on behalf of Globis stockholders such that, subject to and immediately following the completion of the Merger, the agent entered into a contribution and subscription agreement with New Forafric (the “Contribution Agreement”) pursuant to which the issued and outstanding shares of common stock of Merger Sub issued pursuant to the Merger was exchanged (the “Exchange”), on a one-for-one basis, for ordinary shares, nominal value $0.001 per share, of New Forafric (the “Ordinary Shares”); and (v) on June 9, 2022, New Forafric acquired 100% of the equity interests in FAHL from Lighthouse Capital Limited (“Seller”) and FAHL became a direct subsidiary of New Forafric.

Accounting Treatment - While the legal acquirer in the Business Combination is Globis, for financial accounting and reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”), FAHL is the accounting acquirer with the Business Combination accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of FAHL. Under this accounting method, Globis is treated as the “acquired” company and FAHL is the accounting acquirer, with the transaction treated as a recapitalization of FAHL. Globis’ assets, liabilities and results of operations were consolidated with FAHL beginning on the date of the Business Combination.

Except for certain derivative liabilities the assets and liabilities of Globis were recognized at historical cost and were not material, with no goodwill or other intangible assets recorded. The derivative liabilities, which are related to forward share purchase agreements and contingent consideration, were recorded at fair value. The consolidated assets, liabilities, and results of operations of FAHL became the historical financial statements, and operations prior to the closing of the Business Combination presented for comparative purposes are those of FAHL. Pre-Combination shares of common stock were converted to ordinary shares of the combined company using the conversion ratio of 0.1713 and for comparative purposes, the shares and net loss per share of FAHL, prior to the Business Combination, have been retroactively restated using the conversion ratio.

The following table provides a reconciliation of the ordinary shares as of December 31, 2022:

FAHL existing shares at closing date	120,000,000
FAHL existing shares at closing date - converted	20,555,595

Issuance of ordinary shares upon exercise of warrants	1,887,464
Ordinary shares issued in PIPE	1,320,195
Conversion of convertible bonds to ordinary shares	1,248,426
Consideration and accrued interest paid to selling shareholder in ordinary shares	1,550,000
Conversion of shareholder loans to ordinary shares	1,445,164
Total Recapitalization	7,451,249
Ordinary shares issued upon exercise of warrants	38,780
Share-based compensation	13,200
Settlement of forward share purchase agreement derivative liability	(1,179,722)
Total ordinary shares outstanding as of December 31, 2022	26,879,102

The following table provides a summary of the significant sources and uses of cash related to the closing of the Business Combination on June 9, 2022:

Cash acquired in merger and recapitalization	$13,966
Proceeds from forward share purchase agreements	6,719
Proceeds from convertible bonds issued	11,000
Transactions costs	(3,104)
$28,581

Basis of Presentation - These consolidated financial statements reflect the financial condition, results of operations and cash flows of the Company and have been prepared in accordance with U.S. GAAP.